APPENDIX I

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549



FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



Read instructions at end of Form before preparing Form. Please print or type.




1. Name and address of issuer:  Old Dominion Investors' Trust, Inc.
                                110 Bank Street
                                Suffolk, VA 23434



2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): N/A




3. Investment Company Act File Number:          811-597

   Securities Act File Number:                  2-9662



4(a). Last day of fiscal year for which this Form is filed: 8/31/01


4(b). Check box if this Form is being  filed late  (i.e.,  more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                     N/A


(Note: If The Form Is Being Filed Late, Interest Must Be Paid On The
       Registration Fee Due.)


4(c). Check box if this is the last time the issuer will be filing this Form.
                                     N/A


5. Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the
       fiscal year pursuant to section 24(f):                   $    923,978

(ii)   Aggregate price of securities redeemed or
       repurchased during the fiscal year:                      $  1,205,314

(iii)  Aggregate  price of securities  redeemed or
       repurchased  during any prior fiscal  year  ending
       no  earlier  than  October  11,  1995 that were not
       previously used to reduce registration fees payable
       to the Commission:                                       $    329,708

(iv)   Total available redemption credits
       [add items 5(i) and 5(iii)]:                             $  1,535,022


(v)    Net sales - if item 5(i) is greater than item 5(iv)
       [subtract item 5(iv) from item 5(i)]:                    $          0


(vi)   Redemption credits available for use in future
       years if item 5(i) is less
       than item 5(iv) [subtract item
       5(iv) from item 5(i)]:                                   $   (611,044)


(vii)  Multiplier for determining registration fee (See
       Instruction C.9):                                         x    .000278

(viii) Registration fee due [multiply item 5(v) by item
       5(viii)] (enter "0" if no fee is due):                  =$           0



6.     Prepaid Shares

       If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities
       (number of share or other units)  deducted  here:  0 .   If there is a
       number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.



7.      Interest  due - if this Form is being  filed more than 90
        days after the end of the issuer's fiscal year
        (see Instruction D):                                    $         0




8.      Total of the amount of the  registration  fee due plus
        any  interest due [line 5(viii) plus line 7]:        =  $         0


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                Method of Delivery:
                                              Wire Transfer
                                              Mail or other means




                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Cabell B. Birdsong
                                  Cabell B. Birdsong, Treasurer

Date   11/30/01


*Please print the name and title of the signing officer below the signature.